Commitment and Contingencies - Components of Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Fixed operating lease costs	$ 501	$ 594	$ 2,100
Variable operating lease costs	10	56	100
Short-term lease costs	179	0
Sublease income	0	(77)	$ (100)
Total lease costs	$ 690	$ 573